Loans Payable (Details) - Schedule of Minimum Required Principal Payments - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Auto Loans [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	$ 34,809
2026	35,551	$ 34,383
2027	25,991	36,120
Thereafter	9,831
Total	106,182	114,621
Building Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	81,633
2026	84,612	80,638
2027	87,699	83,868
Thereafter	2,578,626	2,511,063
Total	2,832,571	2,852,597
Business Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2025	160,198
2026	188,640	153,784
2027	222,132	181,088
Thereafter	2,674,434	2,482,316
Total	$ 3,245,404	$ 3,281,526